Property, Plant And Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant And Equipment
Property, Plant And Equipment

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2014	2013
Land	-	$1,567	$1,523
Buildings and improvements	10-44	32,204	31,485
Central office equipment[1]	3-10	89,857	86,370
Cable, wiring and conduit	15-50	72,766	76,107
Other equipment	3-15	74,244	67,887
Software	3-5[2]	8,604	8,150
Under construction	-	3,053	3,276
		282,295	274,798
Accumulated depreciation and amortization		169,397	163,830
Property, plant and equipment - net		$112,898	$110,968
[1]	Includes certain network software.
[2]	Reflects extended estimated useful life (see Note 1).

Our depreciation expense was $17,773 in 2014, $17,722 in 2013 and $16,933 in 2012. Depreciation expense included amortization of software totaling $1,504 in 2014, $2,142 in 2013 and $2,130 in 2012.

We periodically assess our network assets for impairment, and our analysis in 2014 indicated no impairment. However, due to declining customer demand for our legacy voice and data products and the migration of our networks to next generation technologies, we decided in the fourth quarter of 2014 to abandon in place specific copper network assets classified as cable, wiring and conduit. These abandoned assets had a gross book value of approximately $7,141, with accumulated depreciation of $5,021. We recorded a $2,120 noncash charge for this abandonment, which is included in “Abandonment of network assets” on our consolidated statements of income.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were $4,345 for 2014, $3,683 for 2013, and $3,507 for 2012. At December 31, 2014, the future minimum rental payments under noncancelable operating leases for the years 2015 through 2019 were $3,879, $3,641, $3,290, $2,981, and $2,713, with $14,543 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. Capital leases are not significant.